Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional paid- in capital	Statutory Reserve	Retained earning	Accumulated other comprehensive income(loss)	Non- controlling interest	Total
Balance at Dec. 31, 2019	$ 1,610	$ 550	$ 12,044,855	$ 415,813	$ 3,267,087	$ (344,771)	$ (46,617)	$ 15,338,527
Balance (in Shares) at Dec. 31, 2019	16,102,420	5,497,715
Share-based compensation expenses			82,482					82,482
Issuance of Class A Ordinary Shares pursuant to initial public offering, net of issuance costs	$ 332		10,626,157					10,626,489
Issuance of restricted Class A Ordinary Shares to non-executive directors (in Shares)	3,315,003
Net income (loss)					1,458,324		(18,232)	1,440,092
Foreign currency translation adjustments						(227,756)		(227,756)
Balance at Jun. 30, 2020	$ 1,942	$ 550	22,753,492	415,813	4,725,411	(572,527)	$ (64,849)	27,259,834
Balance (in Shares) at Jun. 30, 2020	19,417,423	5,497,715
Balance at Dec. 31, 2020	$ 1,944	$ 550	22,775,154	801,502	7,339,778	915,213		31,834,141
Balance (in Shares) at Dec. 31, 2020	19,435,423	5,497,715
Share-based compensation expenses			89,502					89,502
Net income (loss)					1,001,559			1,001,559
Foreign currency translation adjustments						193,677		193,677
Balance at Jun. 30, 2021	$ 1,944	$ 550	$ 22,864,656	$ 801,502	$ 8,341,337	$ 1,108,890		$ 33,118,879
Balance (in Shares) at Jun. 30, 2021	19,435,423	5,497,715